United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L. Legg, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – June 30, 2011

Item 1. Reports to Stockholders.

WesMark Funds℠

6.30.11 » Semi-Annual Report

(Unaudited)

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

WesMark Funds	June 30, 2011 » Semi-Annual Report

Portfolio of Investments Summary Table
June 30, 2011 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2011, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	94.6%

SHORT-TERM INVESTMENTS (2)	5.4%

OTHER ASSETS AND LIABILITES - NET (3)(4)	0.0%

TOTAL PORTFOLIO	100.0%

At June 30, 2011, the Fund’s Sector composition(5) was as follows:

Sector Composition	Percentage of Total Net Assets

Industrials	25.2%

Energy	21.8%

Health Care	12.3%

Information Technology	10.4%

Materials	10.4%

Financials	5.7%

Consumer Discretionary	4.9%

Utilities	2.4%

Consumer Staples	1.5%
Equity Portfolio Sub-Total	94.6%

Short-Term Investments	5.4%

Other Assets and Liabilities - Net (4)	0.0%
Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investments in commercial paper and a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Amount represents less than 0.05% of net assets.
(5)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2011	WesMark Funds	1

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-94.6%
CONSUMER DISCRETIONARY-4.9%
	Apparel Retail-0.9%
30,000	Foot Locker, Inc.	$712,800

	Auto Parts & Equipment-2.0%
100,000	Modine Manufacturing Co.(1)	1,537,000

	Publishing-0.8%
10,000	Morningstar, Inc.	607,800

	Textiles-1.2%
66,666	Unifi, Inc.(1)	919,991

TOTAL CONSUMER DISCRETIONARY		3,777,591

CONSUMER STAPLES-1.5%
	Packaged Foods & Meats-1.5%
15,000	Diamond Foods, Inc.	1,145,100

TOTAL CONSUMER STAPLES		1,145,100

ENERGY-21.8%
	Coal & Consumable Fuels-1.5%
55,000	Cloud Peak Energy, Inc.(1)	1,171,500

	Oil & Gas Drilling-1.3%
50,000	Pioneer Drilling Co.(1)	762,000
25,000	Union Drilling, Inc.(1)	257,250

		1,019,250
	Oil & Gas Equipment & Services-7.1%
35,000	Bolt Technology Corp.(1)	434,000
30,000	Complete Production Services, Inc.(1)	1,000,800
200,000	Newpark Resources, Inc.(1)	1,814,000
12,000	OYO Geospace Corp.(1)	1,200,000
10,000	RPC, Inc.	245,400
5,000	SEACOR Holdings, Inc.	499,800
10,000	Tesco Corp.(1)	194,100

		5,388,100
	Oil & Gas Exploration & Production-11.2%
70,000	Brigham Exploration Co.(1)	2,095,100
15,000	Cabot Oil & Gas Corp.	994,650
25,000	Carrizo Oil & Gas, Inc.(1)	1,043,750
30,000	McMoRan Exploration Co.(1)	554,400
20,000	Panhandle Oil and Gas, Inc., Class A	589,800
60,000	Plains Exploration & Production Co.(1)	2,287,200
60,000	Quicksilver Resources, Inc.(1)	885,600

		8,450,500

Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.7%
25,000	Tesoro Corp.(1)	$572,750

TOTAL ENERGY		16,602,100

FINANCIALS-5.7%
	Investment Banking & Brokerage-2.5%
52,500	Stifel Financial Corp.(1)	1,882,650

	Regional Banks-3.2%
35,000	Cardinal Financial Corp.	383,250
35,000	Eagle Bancorp, Inc.(1)	465,500
7,500	First Financial Bankshares, Inc.	258,375
55,000	Fulton Financial Corp.	589,050
20,000	Lakeland Financial Corp.	445,200
5,000	Signature Bank(1)	286,000

		2,427,375

TOTAL FINANCIALS		4,310,025

HEALTH CARE-12.3%
	Biotechnology-3.4%
35,000	Cubist Pharmaceuticals, Inc.(1)	1,259,650
65,000	Momenta Pharmaceuticals, Inc.(1)	1,264,900

		2,524,550
	Health Care Equipment-0.7%
15,000	SonoSite, Inc.(1)	527,550

	Health Care Services-0.6%
7,000	Chemed Corp.	458,640

	Health Care Supplies-6.5%
10,000	Atrion Corp.	1,978,000
10,000	Immucor, Inc.(1)	204,200
60,000	Neogen Corp.(1)	2,712,600

		4,894,800
	Managed Health Care-1.1%
30,000	Molina Healthcare, Inc.(1)	813,600

TOTAL HEALTH CARE		9,219,140

INDUSTRIALS-25.2%
	Aerospace & Defense-10.8%
15,000	Esterline Technologies Corp.(1)	1,146,000
15,625	HEICO Corp.	855,313
125,000	Hexcel Corp.(1)	2,736,250
80,000	Moog, Inc., Class A(1)	3,481,600

		8,219,163
	Construction & Engineering-3.9%
55,000	Layne Christensen Co.(1)	1,668,700
65,000	Quanta Services, Inc.(1)	1,313,000

		2,981,700

2	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
	Construction & Farm Machinery & Heavy Trucks-1.4%
40,000	Greenbrier Cos., Inc.(1)	$790,400
5,000	The Toro Co.	302,500

		1,092,900
	Electrical Components & Equipment-2.3%
50,000	Woodward, Inc.	1,743,000

	Industrial Conglomerates-1.1%
15,000	Raven Industries, Inc.	835,650

	Industrial Machinery-1.3%
80,000	Lydall, Inc.(1)	956,800

	Road & Rail-2.2%
100,000	Heartland Express, Inc.	1,656,000

	Trucking-2.2%
30,000	Ryder System, Inc.	1,705,500

TOTAL INDUSTRIALS		19,190,713

INFORMATION TECHNOLOGY-10.4%
	Electronic Equipment & Instruments-1.4%
30,000	Cognex Corp.	1,062,900

	Semiconductor Equipment-5.2%
75,000	Brooks Automation, Inc.(1)	814,500
65,000	Teradyne, Inc.(1)	962,000
70,000	Ultratech, Inc.(1)	2,126,600

		3,903,100
	Semiconductors-1.4%
20,000	NVIDIA Corp.(1)	318,700
45,000	Rubicon Technology, Inc.(1)	758,700

		1,077,400
	Systems Software-2.0%
30,000	MICROS Systems, Inc.(1)	1,491,300

	Technology Distributors-0.4%
20,000	Electro Rent Corp.	342,400

TOTAL INFORMATION TECHNOLOGY		7,877,100

MATERIALS-10.4%
	Construction Materials-1.0%
10,000	Martin Marietta Materials, Inc.	799,700

	Paper Packaging-3.3%
75,000	Bemis Co., Inc.	2,533,500

	Steel-6.1%
45,000	Carpenter Technology Corp.	2,595,600

Shares/Principal Amount		Value
125,000	Steel Dynamics, Inc.	$2,031,250

		4,626,850

TOTAL MATERIALS		7,960,050

UTILITIES-2.4%
	Electric Utilities-2.4%
25,000	ITC Holdings Corp.	1,794,250

TOTAL UTILITIES		1,794,250

TOTAL COMMON STOCKS
(Cost $59,079,217)		71,876,069

SHORT TERM INVESTMENTS-5.4%
	Commercial Paper-2.6%
$1,000,000	GE Capital Services,0.050%, 7/28/2011	999,963
1,000,000	Toyota Motor Credit, 0.110%, 7/14/2011	999,960

		1,999,923
	Mutual Funds-2.8%
2,082,666	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.094% (at net asset value)	2,082,665

TOTAL SHORT TERM INVESTMENTS

(Cost $4,082,588)		4,082,588

TOTAL INVESTMENTS-100.0%
(Cost $63,161,805)		75,958,657
OTHER ASSETS AND LIABILITIES-NET(2) -(0.0)% (3)		(23,204)

NET ASSETS-100.0%		$75,935,453

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2011.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	3

Portfolio of Investments Summary Table
WesMark Growth Fund	June 30, 2011 (Unaudited)

At June 30, 2011, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	93.4%

SHORT-TERM INVESTMENTS (2)	6.8%

CLOSED-END FUNDS	0.5%

OTHER ASSETS AND LIABILITES - NET (3)	-0.7%

TOTAL PORTFOLIO	100.0%

At June 30, 2011, the Fund’s Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Industrials	19.4%

Energy	16.3%

Information Technology	13.3%

Materials	12.2%

Health Care	10.1%

Financials	9.9%

Consumer Discretionary	7.2%

Consumer Staples	5.0%

Other (Closed-End Funds)	0.5%

Equity Portfolio Sub-Total	93.9%

Short-Term Investments	6.8%

Other Assets and Liabilities - Net	-0.7%

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investments in commercial paper and a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

4	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
COMMON STOCKS-93.4%
CONSUMER DISCRETIONARY-7.2%
	Automobile Manufacturers-1.2%
250,000	Ford Motor Co.(1)	$3,447,500

	Broadcasting-0.7%
65,000	CBS Corp., Class B	1,851,850

	Distributors-0.4%
20,000	Genuine Parts Co.	1,088,000

	Footwear-1.4%
45,000	NIKE, Inc., Class B	4,049,100

	Hotels, Resorts & Cruise Lines-2.0%
150,000	Carnival Corp.	5,644,500

	Restaurants-1.5%
15,000	Darden Restaurants, Inc..	746,400
40,000	McDonald’s Corp.	3,372,800

		4,119,200

TOTAL CONSUMER DISCRETIONARY		20,200,150

CONSUMER STAPLES-5.0%
	Agricultural Products-1.8%
170,000	Archer-Daniels-Midland Co.	5,125,500

	Distillers & Vintners-0.6%
20,000	Diageo PLC, ADR	1,637,400

	Packaged Foods & Meats-0.9%
75,000	Kraft Foods, Inc., Class A	2,642,250

	Soft Drinks-1.7%
70,000	The Coca-Cola Co.	4,710,300

TOTAL CONSUMER STAPLES		14,115,450

ENERGY-16.3%
	Coal & Consumable Fuels-2.9%
170,000	Consol Energy, Inc.	8,241,600

	Equipment & Services-1.5%
50,000	Schlumberger, Ltd.	4,320,000

	Integrated Oil & Gas-6.7%
60,000	Chevron Corp.	6,170,400
20,000	Exxon Mobil Corp.	1,627,600
85,000	Murphy Oil Corp.	5,581,100
75,000	Royal Dutch Shell PLC, ADR	5,334,750

		18,713,850

Shares/Principal Amount		Value
	Oil & Gas Exploration & Production-4.6%
50,000	Apache Corp.	$6,169,500
65,000	Canadian Natural Resources Ltd.	2,720,900
60,000	Newfield Exploration Co.(1)	4,081,200

		12,971,600
	Oil & Gas Refining & Marketing-0.6%
70,000	Valero Energy Corp.	1,789,900

TOTAL ENERGY		46,036,950

FINANCIALS-9.9%
	Asset Management & Custody Banks-3.7%
45,000	Franklin Resources, Inc.	5,908,050
200,000	Invesco, Ltd.	4,680,000

		10,588,050

	Diversified Banks-2.2%
75,000	The Toronto-Dominion Bank	6,367,500

	Life & Health Insurance-1.5%
100,000	MetLife, Inc.	4,387,000

	Regional Banks-2.1%
100,000	PNC Financial Services Group, Inc.	5,961,000

	Specialized REITS-0.4%
50,000	Senior Housing Properties Trust	1,170,500

TOTAL FINANCIALS		28,474,050

HEALTH CARE-10.1%
	Health Care Equipment-2.1%
100,000	Stryker Corp.	5,869,000

	Health Care Services-1.5%
20,000	Laboratory Corp. of America Holdings(1)	1,935,800
40,000	Medco Health Solutions, Inc.(1)	2,260,800

		4,196,600
	Life Sciences Tools & Services-1.3%
60,000	Agilent Technologies, Inc.(1)	3,066,600
10,000	Thermo Fisher Scientific, Inc.(1)	643,900

		3,710,500
	Pharmaceuticals-5.2%
100,000	Abbott Laboratories	5,262,000
100,000	Merck & Co., Inc.	3,529,000
75,000	Mylan, Inc.(1)	1,850,250

Semi-Annual Report | June 30, 2011	WesMark Funds	5

Portfolio of Investments
WesMark Growth Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
60,000	Watson Pharmaceuticals, Inc.(1)	$4,123,800

		14,765,050

TOTAL HEALTH CARE		28,541,150

INDUSTRIALS-19.4%
	Aerospace & Defense-5.6%
95,000	The Boeing Co.	7,023,350
50,000	Honeywell International, Inc.	2,979,500
140,000	MOOG, Inc., Class A(1)	6,092,800

		16,095,650

	Air Freight & Logistics-2.2%
65,000	FedEx Corp.	6,165,250

	Construction & Farm Machinery-1.3%
45,000	Deere & Co.	3,710,250

	Construction & Farm Machinery & Heavy Trucks-2.3%
130,000	PACCAR, Inc.	6,641,700

	Electrical Components & Equipment-2.2%
50,000	Cooper Industries, Ltd.	2,983,500
100,000	Woodward, Inc.	3,486,000

		6,469,500

	Industrial Machinery-5.2%
40,000	Danaher Corp.	2,119,600
140,000	Eaton Corp.	7,203,000
100,000	Illinois Tool Works, Inc.	5,649,000

		14,971,600

	Railroads-0.6%
70,000	CSX Corp.	1,835,400

TOTAL INDUSTRIALS		55,889,350

INFORMATION TECHNOLOGY-13.3%

	Computer Hardware-5.1%
27,000	Apple, Inc.(1)	9,063,090
125,000	Dell, Inc.(1)	2,083,750
20,000	International Business Machines Corp.	3,431,000

		14,577,840

	Data Processing & Outsourced Services-3.3%
90,000	Automatic Data Processing, Inc.	4,741,200
15,000	Mastercard, Inc., Class A	4,520,100

		9,261,300

	Semiconductor Equipment-0.7%
160,000	Applied Materials, Inc.	2,081,600

	Semiconductors-1.9%
125,000	NVIDIA Corp.(1)	1,991,875

Shares/Principal Amount		Value
100,000	Texas Instruments, Inc.	$3,283,000

		5,274,875

	Systems Software-2.3%
200,000	Oracle Corp.	6,582,000

TOTAL INFORMATION TECHNOLOGY		37,777,615

MATERIALS-12.2%
	Diversified Chemicals-6.6%
180,000	The Dow Chemical Co.	6,480,000
110,000	EI du Pont de Nemours & Co.	5,945,500
70,000	PPG Industries, Inc.	6,355,300

		18,780,800

	Diversified Metals & Mining-1.4%
55,000	Rio Tinto PLC, ADR	3,977,600

	Industrial Gases-1.0%
25,000	Praxair, Inc.	2,709,750

	Paper Packaging-1.1%
90,000	Sonoco Products Co.	3,198,600

	Paper Products-1.5%
140,000	International Paper Co.	4,174,800

	Steel-0.6%
40,000	Nucor Corp.	1,648,800

TOTAL MATERIALS		34,490,350

TOTAL COMMON STOCKS
(Cost $231,042,412)		265,525,065

CLOSED-END FUNDS-0.5%
50,000	Petroleum & Resources Corp.	1,474,500

TOTAL CLOSED-END FUNDS

(Cost $1,312,724)		1,474,500

SHORT TERM INVESTMENTS-6.8%
	Commercial Paper-3.5%
$5,000,000	GE Capital Services, 0.050%, 7/28/2011	4,999,813
5,000,000	Toyota Motor Credit, 0.110%, 7/14/2011	4,999,801

		9,999,614

6	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Growth Fund

	Shares/Principal Amount	Value
	Mutual Funds-3.3%
$9,361,124	Federated Prime Obligations
	Fund, Institutional Shares 7-Day Yield 0.094% (at net asset value)	9,361,124

	TOTAL SHORT TERM INVESTMENTS

	(Cost $19,360,738)	19,360,738

	TOTAL INVESTMENTS-100.7%
	(Cost $251,715,874)	286,360,303
	OTHER ASSETS AND LIABILITIES-NET(2) -(0.7)%	(2,016,756)

	NET ASSETS-100.0%	$284,343,547

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2011.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

PLC - Public Limited Co.

REIT - Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	7

Portfolio of Investments Summary Table
WesMark Balanced Fund	June 30, 2011 (Unaudited)

At June 30, 2011, the Fund’s Portfolio composition(1)

was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	53.3%

PREFERRED STOCKS	3.1%

EXCHANGE-TRADED FUNDS	0.4%
EQUITY PORTFOLIO SUB-TOTAL	56.8%

CORPORATE BONDS	13.8%

MUNICIPAL BONDS	8.0%

U.S. GOVERNMENT AGENCY SECURITIES	6.4%

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	5.7%

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	2.6%
FIXED INCOME PORTFOLIO SUB-TOTAL	36.5%

SHORT-TERM INVESTMENTS (2)	6.0%

OTHER ASSETS AND LIABILITIES - NET (3)	0.7%

TOTAL PORTFOLIO	100.0%

At June 30, 2011, the Fund’s Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Energy	8.3%

Industrials	8.1%

Financials	7.2%

Information Technology	6.6%

Materials	5.4%

Consumer Discretionary	5.1%

Health Care	3.7%

Consumer Staples	3.6%

Preferred Stocks	3.1%

Utilities	3.0%

Telecommunication Services	2.3%

Other (Closed-End Funds)	0.4%
Equity Portfolio Sub-Total	56.8%

U.S. Government Agencies (Combined)	14.7%

Corporate Bonds	13.8%

Municipal Bonds	8.0%
Fixed Income Portfolio Sub-Total	36.5%

Short-Term Investments	6.0%

Other Assets and Liabilities-Net	0.7%
Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

8	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMarkBalanced Fund

Shares/Principal Amount		Value
COMMON STOCKS-53.3%
CONSUMER DISCRETIONARY-5.1%
	Auto Parts & Equipment-0.6%
5,000	Autoliv, Inc.	$392,250

	Automobile Manufacturers-0.5%
25,000	Ford Motor Co.(1)	344,750

	Department Stores-0.5%
10,000	J.C. Penney Co., Inc	345,400

	Distributors-0.7%
8,000	Genuine Parts Co.	435,200

	Home Improvement Retail-1.5%
26,000	Home Depot, Inc.	941,720

	Restaurants-1.3%
10,000	McDonald’s Corp.	843,200

TOTAL CONSUMER DISCRETIONARY		3,302,520

CONSUMER STAPLES-3.6%

	Household Products-0.6%
10,000	Church & Dwight Co., Inc.	405,400

	Packaged Foods & Meats-1.8%
10,000	H.J. Heinz Co.	532,800
10,000	Kraft Foods, Inc., Class A	352,300
5,000	Mead Johnson Nutrition Co.	337,750

		1,222,850

	Soft Drinks-1.2%
12,000	The Coca-Cola Co.	807,480

TOTAL CONSUMER STAPLES		2,435,730

ENERGY-8.3%

	Coal & Consumable Fuels-0.5%
5,000	Peabody Energy Corp.	294,550

	Equipment & Services-1.1%
8,000	Schlumberger, Ltd.	691,200

	Integrated Oil & Gas-5.5%
8,000	Chevron Corp.	822,720
12,000	Exxon Mobil Corp.	976,560
3,000	Murphy Oil Corp.	196,980
5,000	Occidental Petroleum Corp.	520,200
15,000	Royal Dutch Shell PLC, ADR	1,066,950

		3,583,410

Shares/Principal Amount		Value
	Oil & Gas Drilling-0.8%
10,000	Ensco PLC, ADR	$533,000

	Oil & Gas Exploration & Production-0.4%
6,200	Canadian Natural Resources Ltd.	259,532

TOTAL ENERGY		5,361,692

FINANCIALS-7.2%

	Asset Management & Custody Banks-0.2%
12,500	Fifth Street Finance Corp.	145,000

	Diversified Banks-1.7%
20,000	JPMorgan Chase & Co.	818,800
3,000	The Toronto-Dominion Bank	254,700

		1,073,500
	Regional Banks-1.6%
6,825	Commerce Bancshares, Inc.	293,475
12,000	PNC Financial Services Group, Inc.	715,320

		1,008,795

	Residential REITS-1.4%
10,000	American Campus Communities, Inc.	355,200
8,000	Home Properties, Inc.	487,040

		842,240
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	306,375

	Specialized REITS-1.6%
10,000	Health Care REIT, Inc.	524,300
12,000	Plum Creek Timber Co., Inc	486,480

		1,010,780

	Thrifts and Mortgages-0.2%
9,500	First Niagara Financial Group, Inc.	125,400

TOTAL FINANCIALS		4,512,090

HEALTH CARE-3.7%

	Health Care Distributors-0.6%
4,300	McKesson Corp.	359,695

	Health Care Services-0.9%
10,000	Medco Health Solutions, Inc.(1)	565,200

	Pharmaceuticals-2.2%
36,500	Bristol-Myers Squibb Co.	1,057,040
11,500	Merck & Co., Inc.	405,835

		1,462,875

TOTAL HEALTH CARE		2,387,770

Semi-Annual Report | June 30, 2011	WesMark Funds	9

Portfolio of Investments
WesMark Balanced Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
INDUSTRIALS-8.1%
	Aerospace & Defense-2.1%
7,000	The Boeing Co.	$517,510
10,000	Honeywell International, Inc.	595,900
6,000	MOOG, Inc., Class A(1)	261,120

		1,374,530

	Air Freight & Logistics-0.7%
5,000	FedEx Corp.	474,250

	Construction & Farm Machinery-1.3%
10,000	Deere & Co.	824,500

	Electrical Components & Equipment-2.1%
7,000	Cooper Industries, Ltd., Class A	417,690
11,000	Emerson Electric Co.	618,750
10,000	Woodward, Inc.	348,600

		1,385,040
	Industrial Machinery-0.6%
8,000	Eaton Corp.	411,600

	Machinery-0.9%
6,200	Parker Hannifin Corp.	556,388

	Railroads-0.4%
10,000	CSX Corp.	262,200

TOTAL INDUSTRIALS		5,288,508

INFORMATION TECHNOLOGY-6.6%

	Computer Hardware-3.9%
4,500	Apple, Inc.(1)	1,510,515
6,000	International Business Machines Corp.	1,029,300

		2,539,815

	Internet Software & Services-1.1%
1,400	Google, Inc., Class A(1)	708,932

	Semiconductors-1.1%
22,000	Texas Instruments, Inc.	722,260

	Systems Software-0.5%
10,000	Oracle Corp.	329,100

TOTAL INFORMATION TECHNOLOGY		4,300,107

MATERIALS-5.4%

	Diversified Chemicals-3.3%
10,000	The Dow Chemical Co.	360,000
17,500	EI du Pont de Nemours & Co.	945,875
6,000	FMC Corp.	516,120
3,000	PPG Industries, Inc.	272,370

		2,094,365

Shares/Principal Amount		Value
	Industrial Gases-0.7%
5,000	Air Products & Chemicals, Inc.	$477,900

	Paper Packaging-0.5%
10,000	Bemis Co., Inc.	337,800

	Paper Products-0.6%
12,000	International Paper Co.	357,840

	Steel-0.3%
10,000	Steel Dynamics, Inc.	162,500

TOTAL MATERIALS		3,430,405

TELECOMMUNICATION SERVICES-2.3%

	Integrated Telecommunication Services- 1.7%
10,000	AT&T, Inc.	314,100
7,500	CenturyLink, Inc.	303,225
12,000	Verizon Communications, Inc.	446,760

		1,064,085

	Wireless Telecommunication Services-0.6%
15,000	Vodafone Group PLC, ADR	400,800

TOTAL TELECOMMUNICATION SERVICES		1,464,885

UTILITIES-3.0%
	Electric Utilities-3.0%
12,000	American Electric Power Co., Inc.	452,160
25,000	Duke Energy Corp.	470,750
2,800	ITC Holdings Corp.	200,956
7,500	NextEra Energy, Inc.	430,950
20,000	Pepco Holdings, Inc.	392,600

		1,947,416

TOTAL UTILITIES		1,947,416

TOTAL COMMON STOCKS
(Cost $27,102,909)		34,431,123

EXCHANGE TRADED FUNDS-0.4%
10,000	iShares MSCI Germany Index Fund ETF	268,900

TOTAL EXCHANGE TRADED FUNDS

(Cost $226,600)		268,900

PREFERRED STOCKS-3.1%

	Automobile Manufacturers-0.5%
6,500	General Motors Co., Series B, 4.750%	316,810

10	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp., 5.875%	$251,500

	Insurance-0.3%
7,500	MetLife, Inc., Series A, 4.000%(2)	182,475

	Investment Banking & Brokerage-0.7%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%(2)	447,510

	Other Diversified Financial Services- 0.8%

10,000	Bank of America Corp., Series G, 3.000%(2)	171,400
15,000	Bank of America Corp., Series J, 7.250%	377,850
		549,250

	Regional Banks-0.4%
10,000	PNC Capital Trust E, 7.750%	259,700

TOTAL PREFERRED STOCKS

(Cost $1,980,649)		2,007,245

CORPORATE BONDS-13.8%
	Banks-1.5%
$1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	980,824

	Communications Equipment-1.8%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,137,664

	Computer & Electronics Retail-0.8%
500,000	Best Buy Co. Inc., Sr. Unsecured Notes, 5.500%, 3/15/2021	492,875

	Computer Hardware-1.8%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	561,077
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	636,509
		1,197,586

Shares/Principal Amount		Value
	Diversified Financial Services-0.8%
$500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	$519,736

	Health Care Equipment-0.8%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	523,352

	Health Care Services-0.8%
500,000	Express Scripts, Inc., Company Guaranteed Notes, 3.125%, 5/15/2016	503,397

	Integrated Telecommunication Services- 0.7%
450,000	Verizon New York, Inc., Sr. Unsecured Notes, 6.875%, 4/1/2012	470,086

	Networking Products-0.8%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	509,763

	Other Diversified Financial Services- 1.5%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.235%, 4/1/2014(2)	986,642

	Railroads-0.8%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	534,986

	REITS - Healthcare-0.8%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	503,461

	Specialty Stores-0.9%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	595,437

TOTAL CORPORATE BONDS

(Cost $8,466,532)		8,955,809

Semi-Annual Report | June 30, 2011	WesMark Funds	11

Portfolio of Investments
WesMark Balanced Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-2.6%
	Federal Home Loan Mortgage Corp.-2.2%
$529,050	Series 2007-3354, Class FA, 0.737%, 8/15/2037, REMIC(2)	$533,165
931,292	Series 2010-3710, Class FL, 0.687%, 5/15/2036, REMIC(2)	931,141

		1,464,306
	Federal National Mortgage Association-0.4%
233,331	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	243,405

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $1,689,709)		1,707,711

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.7%
	Federal Home Loan Mortgage Corp.-0.8%
20,823	Pool E84004, 6.000%, 6/1/2016	22,758
450,347	Pool J08414, 5.500%, 8/1/2023	487,251

		510,009
	Federal National Mortgage Association-4.9%
226,079	Pool 254831, 5.000%, 8/1/2023	243,638
1,037,314	Pool AE0375, 4.000%, 7/1/2025	1,082,430
1,037,164	Pool AD6175, 4.000%, 9/1/2025	1,082,275
711,686	Pool 256041, 5.500%, 12/1/2025	775,806

		3,184,149
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $3,542,843)		3,694,158

U.S. GOVERNMENT AGENCY SECURITIES-6.4%
	Federal Farm Credit Bank-1.1%
700,000	4.800%, 12/23/2025	706,979

	Federal Home Loan Banks-2.3%
1,000,000	3.300%, 11/24/2020	976,762

Shares/Principal Amount		Value
$450,000	5.250%, 6/10/2022	$506,779

		1,483,541

	Federal Home Loan Banks-0.7%
500,000	3.000%, 9/29/2025(3)	480,612

	Federal National Mortgage Association-2.3%
500,000	4.000%, 12/9/2025	482,894
1,000,000	4.000%, 2/25/2026(3)	1,005,043

		1,487,937

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $4,176,730)		4,159,069

MUNICIPAL BONDS-8.0%
	Alaska-0.8%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	523,300

	Florida-0.7%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	438,149

	Michigan-1.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	279,590
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	516,515

		796,105

	Ohio-1.7%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	514,970
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	619,832

		1,134,802

	Pennslyvania-2.0%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	509,790

12	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
$500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	$472,955
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	284,763

		1,267,508
	Virginia-0.8%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	530,380

	Wisconsin-0.8%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	503,870

TOTAL MUNICIPAL BONDS

(Cost $5,116,699)		5,194,114

SHORT TERM INVESTMENTS-6.0%
	Mutual Funds-6.0%
3,908,331	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.094% (at net asset value)	3,908,331

TOTAL SHORT TERM INVESTMENTS

(Cost $3,908,331)		3,908,331

TOTAL INVESTMENTS-99.3%
(Cost $56,211,002)		64,326,460
OTHER ASSETS AND LIABILITIES- NET(4)-0.7%		471,712

NET ASSETS-100.0%		$64,798,172

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2011.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2011.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Co.

REIT - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

Sr. - Senior

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	13

Portfolio of Investments Summary Table
WesMark Government Bond Fund	June 30, 2011 (Unaudited)

At June 30, 2011, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	36.2%

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	23.9%

U.S. GOVERNMENT AGENCY SECURITIES	20.9%

MUNICIPAL BONDS	17.3%

SHORT-TERM INVESTMENTS (2)	1.3%

CORPORATE BONDS	0.5%

OTHER ASSETS AND LIABILITES - NET (3)	-0.1%
TOTAL PORTFOLIO	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

14	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
CORPORATE BONDS-0.5%
	Special Purpose Banks-0.5%
$1,000,000	AgriBank FCB, 9.125%, 7/15/2019	$1,244,264

TOTAL CORPORATE BONDS

(Cost $1,245,228)		1,244,264

U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-23.9%
	Federal Home Loan Mortgage Corp.-11.2%
1,263,108	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	1,366,548
769,271	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	799,848
721,980	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	755,196
945,482	Series 2005-3000, Class FX, 0.487%, 4/15/2035, REMIC(1)	941,875
117,874	Series 2005-3005, Class EG, 5.000%, 8/15/2021, REMIC	117,862
2,373,483	Series 2005-3030, Class FL, 0.587%, 9/15/2035, REMIC(1)	2,371,941
1,424,720	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	1,485,489
1,636,279	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	1,690,567
1,239,218	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	1,312,890
1,152,706	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	1,215,541
273,599	Series 2007-3342, Class FT, 0.637%, 7/15/2037, REMIC(1)	275,103
7,421,412	Series 2007-3349, Class FE, 0.677%, 7/15/2037, REMIC(1)	7,467,803
610,858	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	632,110
874,462	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	899,458
518,108	Series 2009-3540, Class KF, 1.237%, 11/15/2036, REMIC(1)	525,142
6,812,992	Series 2011-3845, Class ME, 3.000%, 9/15/2025, REMIC	7,009,267

		28,866,640

Shares/Principal Amount		Value
	Federal National Mortgage Association-12.7%
$4,885,371	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	$5,091,616
6,708,537	Series 2005-13, Class FQ, 0.586%, 3/25/2035, REMIC(1)	6,704,130
1,560,269	Series 2006-35, Class FN, 0.686%, 10/25/2033, REMIC(1)	1,558,267
5,042,868	Series 2006-83, Class FG, 0.686%, 9/25/2036, REMIC(1)	5,079,232
4,872,126	Series 2007-85, Class FG, 0.686%, 9/25/2037, REMIC(1)	4,906,698
2,281,624	Series 2008-12, Class C, 4.000%, 7/25/2035, REMIC	2,366,740
1,703,985	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	1,781,931
4,930,108	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	5,033,645

		32,522,259
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $60,525,159)		61,388,899

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-36.2%
	Federal Home Loan Mortgage Corp.-4.1%
2,568,441	Pool C90993, 5.500%, 10/1/2026	2,788,947
1,910,341	Pool G30387, 5.500%, 2/1/2028	2,071,593
1,472,015	Pool C91349, 4.500%, 12/1/2030	1,536,631
3,960,938	Pool C91361, 4.000%, 3/1/2031	4,040,735

		10,437,906
	Federal National Mortgage Association-32.1%
2,131,615	Pool 972080, 5.000%, 2/1/2023	2,290,840
5,419,298	Pool AC2593, 4.000%, 10/1/2024	5,656,701
5,186,568	Pool AE0375, 4.000%, 7/1/2025	5,412,153
1,899,456	Pool 255857, 5.500%, 8/1/2025	2,070,588
4,144,542	Pool 255994, 5.500%, 11/1/2025	4,533,694

Semi-Annual Report | June 30, 2011	WesMark Funds	15

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
$6,227,255	Pool 256041, 5.500%, 12/1/2025	$6,788,299
2,009,607	Pool 256083, 6.000%, 1/1/2026	2,204,164
880,186	Pool 256198, 5.500%, 4/1/2026	955,085
1,331,912	Pool 831505, 5.500%, 4/1/2026	1,445,251
2,337,210	Pool 256272, 5.500%, 6/1/2026	2,536,095
2,875,995	Pool 256275, 6.000%, 6/1/2026	3,154,428
853,953	Pool 256311, 6.000%, 7/1/2026	936,627
2,875,915	Pool 256351, 6.000%, 8/1/2026	3,154,341
1,506,290	Pool 256555, 5.500%, 1/1/2027	1,634,467
1,642,285	Pool 256751, 5.500%, 6/1/2027	1,783,989
1,799,537	Pool 256752, 6.000%, 6/1/2027	1,978,483
1,749,497	Pool 256803, 6.000%, 7/1/2027	1,923,467
2,094,650	Pool 256852, 6.000%, 8/1/2027	2,302,942
1,894,335	Pool 257132, 5.000%, 3/1/2028	2,026,948
15,234,975	Pool MA0641, 4.000%, 2/1/2031	15,546,896
7,900,318	Pool MA0645, 3.500%, 2/1/2031	8,062,069
5,939,169	Pool MA0756, 4.000%, 5/1/2031	6,060,768

		82,458,295
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $88,881,035)		92,896,201

U.S. GOVERNMENT AGENCY SECURITIES-20.9%
	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(2)	3,394,398

	Federal Home Loan Banks-4.7%
2,300,000	5.000%, 2/23/2021	2,404,871
5,000,000	3.000%, 7/21/2025(1)	5,007,930
5,000,000	3.000%, 9/29/2025(3)	4,806,120

		12,218,921

	Federal Home Loan Mortgage Corp.-1.2%
3,000,000	5.297%, 11/16/2023	3,048,117

Shares/Principal Amount		Value
	Federal National Mortgage Association-13.7%
$500,000	1.700%, 2/25/2014	$501,074
7,000,000	2.750%, 3/28/2016	7,039,718
4,000,000	3.000%, 9/1/2016	4,058,276
5,000,000	5.375%, 4/11/2022	5,174,465
5,000,000	5.780%, 6/7/2022	5,220,635
5,000,000	5.125%, 8/19/2024	5,027,000
1,800,000	4.000%, 5/18/2026(3)	1,789,061
5,990,000	6.318%, 6/15/2027	6,292,878

		35,103,107

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $53,530,705)		53,764,543

MUNICIPAL BONDS-17.3%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	928,057

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,048,070

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,035,770
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,052,490

		2,088,260
	Illinois-2.2%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,069,780
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	497,128
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds, 6.100%, 1/1/2026	1,047,640

16	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	$1,042,540
1,000,000	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds, 6.650%, 1/1/2026	1,075,490
1,000,000	Winnebago-Boone Etc. Counties Community College District No. 511, Build America General Obligation Bonds, 5.650%, 1/1/2022	1,038,900

		5,771,478
	Indiana-0.2%
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	487,785

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	470,943
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	217,098
380,000	5.500%, 9/1/2023	412,634
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	321,444

		1,422,119
	Kentucky-3.0%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	508,325
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,241,539
1,560,000	Campbell & Kenton Counties Sanitation District No. 1 Build America Revenue Bonds, 5.300%, 8/1/2025	1,633,866
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	306,384
315,000	5.250%, 12/1/2025	321,782

Shares/Principal Amount		Value
$1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	$1,063,510
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	541,170
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	1,024,000
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	523,080
500,000	5.500%, 12/1/2025	525,710

		7,689,366
	Michigan-1.2%
570,000	City of Lansing MI, Build America General Obligation Bonds, 6.350%, 5/1/2023	619,248
475,000	Comstock Park Public Schools General Obligation Unlimited Bonds, 6.300%, 5/1/2026	485,764
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	871,249
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,037,260

		3,013,521
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	506,185

	Missiouri-1.5%
1,620,000	County of St Charles MO, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,703,155
2,000,000	St Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,205,420

		3,908,575
	New York-0.2%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	645,537

Semi-Annual Report | June 30, 2011	WesMark Funds	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
	Ohio-2.7%
$1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	$1,303,187
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	976,340
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	979,770
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	514,225
900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	938,754
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	186,453
260,000	5.500%, 12/1/2022	273,239
	Ohio State Building Authority, Build America Revenue Bonds:
580,000	4.780%, 10/1/2020	606,947
1,000,000	5.530%, 10/1/2025	1,033,480

		6,812,395
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,046,860
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	794,715

		1,841,575
	Pennslyvania-0.8%
1,000,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	1,019,580
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,022,180

		2,041,760

Shares/Principal Amount		Value
	South Carolina-0.4%
$925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	$934,093

	Texas-1.4%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	513,245
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,055,270
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 7/1/2014	2,159,156

		3,727,671

	Utah-0.6%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	532,715
1,000,000	Tooele County Utah School District Municipal Building Authority, Revenue Bonds, 5.625%, 6/1/2027	1,001,670

		1,534,385
TOTAL MUNICIPAL BONDS

(Cost $43,507,206)		44,400,832

SHORT TERM INVESTMENTS-1.3%
	Mutual Funds-1.3%
3,269,545	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.094% (at net asset value)	3,269,545

TOTAL SHORT TERM INVESTMENTS

(Cost $3,269,545)		3,269,545

TOTAL INVESTMENTS-100.1%
(Cost $250,958,878)		256,964,284
OTHER ASSETS AND LIABILITIES-NET(4) -(0.1)%		(218,892)

NET ASSETS-100.0%		$256,745,392

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $3,394,398 or 1.3% of net assets.

18	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark Government Bond Fund

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2011.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2011.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	19

Portfolio of Investment Summary Table
WesMark West Virginia Municipal Bond Fund	June 30, 2011 (Unaudited)

At June 30, 2011, the Fund’s Portfolio composition(1) was as follows:

Industry	Percentage of Total Net Assets

MUNICIPAL BONDS	97.9%

SHORT-TERM INVESTMENTS(2)	1.2%

OTHER ASSETS AND LIABILITES -NET (3)	0.9%
TOTAL PORTFOLIO VALUE	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets

Less than 1 Year	2.6%

1-3 Years	5.3%

3-5 Years	6.5%

5-10 Years	23.8%

10 Years or Greater	59.7%

SHORT-TERM INVESTMENTS (2)	1.2%

OTHER ASSETS AND LIABILITES – NET (3)	0.9%
TOTAL	100.0%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets (4)

AAA	7.3%

AA	25.4%

A	30.0%

BBB	2.2%

Not rated by S&P	33.0%
Total Municipal Bonds	97.9%
Short-Term Investments and Other Assets	2.1%
Total Portfolio Value	100.0%

Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets (4)

Aaa	2.9%

Aa	39.5%

A	9.6%

Ba	0.2%

Baa	4.8%

Not rated by Moody’s	40.9%
Total Municipal Bonds	97.9%
Short-Term Investments and Other Assets	2.1%
Total Portfolio Value	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investments in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)

This table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investor Services (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by...” category.

Also see Glossary of Terms on page 48.

20	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
MUNICIPAL BONDS-97.9%
	Idaho-0.9%
$835,000	Idaho Housing & Finance
	Association Revenue Bonds, 4.375%, 7/1/2025	$831,969

	Iowa-0.6%
500,000	Central Community School District of Clinton County Revenue Bonds, 4.500%, 7/1/2024	528,775

	Ohio-0.8%
205,000	County of Monroe, Ohio, General Obligation Bonds, 4.900%, 12/1/2017	198,664
500,000	Toledo City School District General Obligation Unlimited Bonds, 5.000%, 12/1/2027	507,205

		705,869
	Pennslyvania-1.8%
1,170,000	New Kensington Municipal Sanitary Authority Revenue Bonds, Series B, 4.100%, 12/1/2026	1,136,093
500,000	Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pittsburgh Medical Center), 3.150%, 5/15/2016	519,190

		1,655,283
	Texas-2.9%
500,000	City of Dallas, Texas Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029	522,845
1,000,000	Harris County Texas Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036	1,045,940
1,000,000	Spring Branch Texas Independent School District General Obligation Bonds, 5.250%, 2/1/2038	1,043,560

		2,612,345
	Virginia-0.8%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	768,618

Shares/Principal Amount		Value
	West Viginia-90.1%
$1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	$1,173,065
455,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 4.750%, 12/1/2019	472,172
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	846,673
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds, 4.250%, 12/1/2024	251,588
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	468,891
815,000	Series A, 5.000%, 10/1/2022	791,748
400,000	Series A, 4.650%, 10/1/2025	374,972
700,000	Series A, 4.650%, 3/1/2037	550,242
135,000	Series B, 4.800%, 10/1/2025	128,301
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	627,624
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	205,934
205,000	Series A, 3.600%, 10/1/2015	212,833
200,000	Series A, 3.800%, 10/1/2016	207,606
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds, 5.300%, 12/15/2022	1,226,652
895,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 4.400%, 8/1/2025	839,456
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
150,000	3.000%, 10/1/2013	151,553
150,000	3.500%, 10/1/2016	152,598
230,000	4.000%, 10/1/2020	230,078
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,036,550

Semi-Annual Report | June 30, 2011	WesMark Funds	21

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
$800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds, 4.500%, 6/1/2013	$793,648
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022	1,022,090
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,474,965
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	501,420
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,235,296
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital), Series C, 5.350%, 10/1/2019, (FSA)	1,242,579
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,285,133
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,083,240
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project), Series L, 5.500%, 10/1/2022	1,000,810
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,085,000	Series A, 5.250%, 7/1/2020	1,109,618
500,000	Series A, 5.000%, 7/1/2030	448,485
525,000	Series A, 5.250%, 7/1/2035	459,013
500,000	Morgantown, West Virginia,
	Revenue Bonds, 3.000%, 12/1/2016	524,170
125,000	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds, 5.000%, 6/1/2013, (MBIA)	125,330
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	522,990
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	507,040

Shares/Principal Amount		Value
$2,000,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	$2,019,360
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,281,876
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015	1,359,728
180,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center), Series A, 5.250%, 12/1/2011	180,202
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
190,000	Series A, 4.800%, 6/1/2012	194,267
1,240,000	Series A, 6.000%, 6/1/2023	1,298,293
900,000	Series A, 6.125%, 6/1/2028	935,505
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,026,720
1,145,000	Series A, 5.375%, 7/1/2018	1,209,395
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,157,470
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public):
1,000,000	Series A, 5.500%, 6/1/2016	1,049,210
500,000	Series A, 5.000%, 6/1/2026	515,510
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029	1,661,655
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), 4.750%, 11/1/2012	610,241

22	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2011 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
$920,000	4.500%, 6/1/2020	$951,906
860,000	4.750%, 6/1/2022	893,144
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	271,019
150,000	Series A, 3.000%, 8/1/2015	156,550
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	597,206
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront), Series B, 5.000%, 7/15/2022	1,020,240
	West Virginia Economic Development Authority Revenue Bonds:
500,000	5.500%, 6/1/2017	522,790
1,000,000	3.750%, 6/15/2023	991,430
500,000	Series B, 5.000%, 7/15/2019	513,030
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,594,410
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	241,190
405,000	Series A, 4.000%, 4/1/2020	418,875
485,000	Series A, 5.000%, 4/1/2026	505,884
190,000	Series B, 5.000%, 4/1/2016	208,240
2,315,000	Series B, 5.000%, 4/1/2018	2,506,034
2,805,000	Series B, 5.000%, 4/1/2024	2,948,167
2,000,000	West Virginia Higher Education
	Policy Commission Revenue Bonds (University Facilities), Series A, 5.000%, 4/1/2012	2,064,820
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,065,303

Shares/Principal Amount		Value
$1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028	$1,034,790
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026	278,802
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	493,043
450,000	4.250%, 7/1/2018	492,934
200,000	Series B, 3.000%, 7/1/2018	203,286
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement), 5.250%, 7/1/2012	2,092,720
810,000	West Virginia State Road General Obligation Bonds, 5.000%, 6/1/2024	866,141
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,137,480
500,000	Series B, 5.000%, 10/1/2021	529,965
1,000,000	Series C, 5.000%, 10/1/2026	1,037,700
1,275,000	Series C, 5.000%, 10/1/2027	1,319,918
500,000	Series C, 5.000%, 10/1/2034, (FSA)	510,740
2,000,000	Series C, 5.000%, 10/1/2034	2,033,880
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018	2,045,300
250,000	Series A, 5.000%, 10/1/2028	255,143
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023	1,140,271
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series A-1, 5.250%, 11/1/2023	518,800
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025	1,029,650
900,000	Series A-II, 4.250%, 11/1/2026	885,024

Semi-Annual Report | June 30, 2011	WesMark Funds	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2011 (Unaudited)

Shares/Principal Amount		Value
$500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	$518,360
1,000,000	Series B, 5.000%, 11/1/2029	1,014,270
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (FSA)	535,810
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,040,540
650,000	Series B-IV, 4.750%, 11/1/2035	628,121
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021	278,368
500,000	West Virginia, General Obligation Unlimited Bonds (State Road), 5.000%, 6/1/2021	544,250
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016	736,729
500,000	Series A, 4.250%, 6/1/2026, (FSA)	502,180
500,000	Series A, 4.750%, 6/1/2036, (FSA)	498,530

		81,456,778
TOTAL MUNICIPAL BONDS

(Cost $87,293,970)		88,559,637

SHORT TERM INVESTMENTS-1.2%
	Mutual Funds-1.2%
1,052,093	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.094% (at net asset value)	1,052,093

TOTAL SHORT TERM INVESTMENTS

(Cost $1,052,093)		1,052,093

TOTAL INVESTMENTS-99.1%
(Cost $88,346,063)		89,611,730
OTHER ASSETS AND LIABILITIES-NET(1) -0.9%		793,297

NET ASSETS-100.0%		$90,405,027

(1)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2011.

The following acronyms are used throughout this portfolio:

ARC - Auction Rate Certification

Insurers:

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Co.

See Notes which are an integral part of the Financial Statements.

24	WesMark Funds	www.wesmarkfunds.com

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
ASSETS:

Investments in securities, at value (cost - see below)	$75,958,657	$286,360,303	$64,326,460	$256,964,284	$89,611,730
Cash	9,398	67,150	23,943	–	–

RECEIVABLE FOR:
Dividends and interest	27,013	338,685	312,240	1,608,609	1,027,153
Investments sold	–	5,954,741	–	–	–
Fund shares sold	141,991	1,696,077	426,511	414,466	500
Receivable from Advisor	–	–	–	8	2
Prepaid expenses	12,097	17,941	12,933	26,452	8,019
Total Assets	76,149,156	294,434,897	65,102,087	259,013,819	90,647,404

LIABILITIES:

PAYABLE FOR:
Investments purchased	–	9,822,811	–	–	–
Fund shares redeemed	177,810	157,923	277,526	1,749,485	3,575
Income distribution payable	–	–	–	436,586	207,169
Investment advisory fees	12	45	3	–	–
Fund Accounting and Administration fees	9,021	35,781	6,675	20,461	7,721
Audit and legal fees	7,689	8,695	3,508	5,539	3,398
Shareholder services fee (Note 5)	14,556	55,682	12,837	52,215	18,200
Printing and postage fees	134	568	184	140	170
Trustees’ fees and expenses	199	382	196	366	208
Chief compliance officer fees	491	490	490	490	490
Other accrued liabilities and expenses	3,791	8,973	2,496	3,145	1,446
Total Liabilities	213,703	10,091,350	303,915	2,268,427	242,377
Net Assets	$75,935,453	$284,343,547	$64,798,172	$256,745,392	$90,405,027

NET ASSETS CONSIST OF :

Paid-in capital	$53,836,639	$250,681,710	$57,968,190	$250,781,025	$88,900,206
Accumulated net investment income (loss)	(270,385)	(4,598)	47,891	(26,801)	–
Accumulated net realized gain (loss) on investments	9,572,347	(977,994)	(1,333,367)	(14,238)	239,154
Net unrealized appreciation on investments	12,796,852	34,644,429	8,115,458	6,005,406	1,265,667
Net Assets	$75,935,453	$284,343,547	$64,798,172	$256,745,392	$90,405,027

Shares Outstanding, No Par Value, Unlimited Shares Authorized	6,533,458	20,785,817	6,195,038	25,356,714	8,776,021
Net asset value, offering price & redemption price per share	$11.62	$13.68	$10.46	$10.13	$10.30
Investments, at identified cost	$63,161,805	$251,715,874	$56,211,002	$250,958,878	$88,346,063

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	25

Statement of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
INVESTMENT INCOME:

Dividends, net of foreign taxes*	$201,080	$2,037,207	$505,602	$–	$–
Interest	4,586	15,175	461,441	4,250,679	1,915,093
Total Investment Income	205,666	2,052,382	967,043	4,250,679	1,915,093

EXPENSES:

Investment adviser fee (Note 5)	274,818	1,057,862	235,447	762,493	262,844
Fund Accounting and Administration fee (Note 5)	37,898	121,500	32,573	113,861	44,029
Custodian fees (Note 5)	9,449	19,827	6,940	16,571	7,586
Transfer agent fees	15,486	28,874	12,733	15,028	8,842
Directors’ fees	8,457	16,291	8,056	15,197	8,945
Auditing fees	8,292	9,982	4,113	5,915	3,771
Chief compliance officer fees	490	490	490	490	490
Legal fees	12,483	12,594	12,531	12,543	12,410
Shareholder services fee (Note 5)	91,606	352,621	78,482	317,706	109,519
Registration fees	8,842	8,402	8,616	7,152	4,513
Printing and postage fees	4,880	4,615	4,754	4,583	4,561
Insurance premiums	2,324	9,298	2,137	9,947	3,580
Miscellaneous	1,026	4,218	943	4,333	1,539
Total Expenses	476,051	1,646,574	407,815	1,285,819	472,629

WAIVERS AND REIMBURSEMENTS (NOTE 5):

Waiver/reimbursement of investment adviser fee	–	–	–	–	(43,807)
Total waivers and reimbursements	–	–	–	–	(43,807)
Net Expenses	476,051	1,646,574	407,815	1,285,819	428,822
Net Investment Income (Loss)	(270,385)	405,808	559,228	2,964,860	1,486,271

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain/(loss) on investments	6,942,134	15,437,933	1,428,945	(42,300)	36,275
Net change in unrealized appreciation (depreciation) of investments	(1,444,797)	(10,858,073)	(107,846)	956,926	1,289,166
Net realized and unrealized gain on investments	5,497,337	4,579,860	1,321,099	914,626	1,325,441
Net Increase in Net Assets Resulting from Operations	$5,226,952	$4,985,668	$1,880,327	$3,879,486	$2,811,712

* Foreign tax withholding	–	$28,208	$4,269	–	–

See Notes which are an integral part of the Financial Statements.

26	WesMark Funds	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS

Net investment income (loss)	$(270,385)	$(217,276)	$405,808	$853,976
Net realized gain on investments	6,942,134	8,581,542	15,437,933	18,035,224
Net change in unrealized appreciation (depreciation) on investments	(1,444,797)	6,016,320	(10,858,073)	26,375,514
Net increase in net assets resulting from operations	5,226,952	14,380,586	4,985,668	45,264,714
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	(431,785)	(852,377)
From net realized capital gains	–	(784,170)	–	–
Decrease in net assets from distributions to shareholders	–	(784,170)	(431,785)	(852,377)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	3,565,175	8,151,779	16,490,210	28,208,715
Shares issued in reinvestment of distributions	–	220,056	161,942	341,248
Cost of shares redeemed	(3,621,883)	(5,329,948)	(12,755,720)	(27,075,150)
Net increase (decrease) resulting from beneficial interest transactions	(56,708)	3,041,887	3,896,432	1,474,813
Net Increase in Net Assets	5,170,244	16,638,303	8,450,315	45,887,150

NET ASSETS:
Beginning of Period	70,765,209	54,126,906	275,893,232	230,006,082
End of Period*	$75,935,453	$70,765,209	$284,343,547	$275,893,232

*Including accumulated net investment income (loss) of:	$(270,385)	–	$(4,598)	$21,379

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	27

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS

Net investment income	$559,228	$832,357	$2,964,860	$6,366,980
Net realized gain (loss) on investments	1,428,945	1,771,030	(42,300)	2,360,513
Net change in unrealized appreciation (depreciation) on investments	(107,846)	3,801,464	956,926	(1,538,425)
Net increase in net assets resulting from operations	1,880,327	6,404,851	3,879,486	7,189,068

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(517,022)	(999,851)	(2,991,661)	(6,325,618)
From net realized capital gains	–	–	–	(928,215)
Decrease in net assets from distributions to shareholders	(517,022)	(999,851)	(2,991,661)	(7,253,833)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	7,249,160	8,106,907	18,019,707	47,022,644
Shares issued in reinvestment of distributions	87,448	170,187	634,907	1,552,225
Cost of shares redeemed	(3,681,539)	(5,336,603)	(18,095,619)	(31,554,966)
Net increase resulting from beneficial interest transactions	3,655,069	2,940,491	558,995	17,019,903
Net Increase in Net Assets	5,018,374	8,345,491	1,446,820	16,955,138

NET ASSETS:
Beginning of Period	59,779,798	51,434,307	255,298,572	238,343,434
End of Period*	$64,798,172	$59,779,798	$256,745,392	$255,298,572

*Including accumulated net investment income (loss) of:	$47,891	$5,685	$(26,801)	–

See Notes which are an integral part of the Financial Statements.

28	WesMark Funds	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS

Net investment income	$1,486,271	$2,926,095
Net realized gain on investments	36,275	270,271
Net change in unrealized appreciation (depreciation) on investments	1,289,166	(1,535,350)
Net increase in net assets resulting from operations	2,811,712	1,661,016

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,486,271)	(2,866,068)
From net realized capital gains	–	(177,612)
Decrease in net assets from distributions to shareholders	(1,486,271)	(3,043,680)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	7,106,177	12,568,316
Shares issued in reinvestment of distributions	203,252	399,933
Cost of shares redeemed	(4,872,071)	(10,543,537)
Net increase resulting from beneficial interest transactions	2,437,358	2,424,712
Net Increase in Net Assets	3,762,799	1,042,048

NET ASSETS:
Beginning of Period	86,642,228	85,600,180
End of Period*	$90,405,027	$86,642,228

*Including accumulated net investment income of:	–	–

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	29

Financial Highlights
WesMark Small Company Growth Fund	June 30, 2011 (Unaudited)

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(1)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(2)	For the Year Ended January 31, 2006
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.82	$8.76	$6.06	$8.88	$9.37	$8.96	$7.19
Income (Loss) from Investment Operations:
Net Investment Loss	(0.04)	(0.03)	(0.05)	(0.04)(3)	–	–	(0.06)(3)
Net Realized and Unrealized Gain (Loss) on investments	0.84	2.21	2.77	(2.77)	(0.18)	0.41	1.83
Total from Investment Operations	0.80	2.18	2.72	(2.81)	(0.18)	0.41	1.77

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Realized Gain on Investments	–	(0.12)	(0.02)	(0.01)	(0.31)	–	–
Total Distributions	–	(0.12)	(0.02)	(0.01)	(0.31)	–	–
Net Asset Value, End of Period	$11.62	$10.82	$8.76	$6.06	$8.88	$9.37	$8.96

Total Return(4)	7.39%	24.88%	45.00%	(31.66)%	(2.15)%	4.58%	24.62%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.30%(5)	1.32%	1.42%(5)	1.38%	1.39%	1.40%	1.59%
Net Investment Loss	(0.74)%(5)	(0.36)%	(0.74)%(5)	(0.48)%	(0.45)%	(0.17)%	(0.83)%
Expense Waiver/Reimbursement(6)	–	–	0.06%(5)	0.16%	0.15%	0.19%	0.28%
Net Assets Value End of Period (000 omitted)	$75,935	$70,765	$54,127	$33,808	$43,680	$38,897	$30,492
Portfolio Turnover Rate	43%	101%	80%	84%	78%	55%	84%

(1)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(2)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(3)	Per share numbers have been calculated using the average shares method.
(4)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(5)	Ratios for periods of less than a year are annualized.
(6)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

30	WesMark Funds	www.wesmarkfunds.com

Financial Highlights
June 30, 2011 (Unaudited)	WesMark Growth Fund

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(1)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(2)	For the Year Ended January 31, 2006
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$13.45	$11.32	$8.44	$12.90	$13.84	$13.85	$12.37
Income (Loss) from Investment Operations:
Net Investment Income	0.02	0.04	0.08	0.07	0.07	0.07	0.01
Net Realized and Unrealized Gain (Loss) on investments	0.23	2.13	2.88	(4.39)	0.28	0.67	1.48
Total from Investment Operations	0.25	2.17	2.96	(4.32)	0.35	0.74	1.49

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.02)	(0.04)	(0.08)	(0.07)	(0.09)	(0.05)	(0.01)
From Net Realized Gain on Investments	–	–	–	(0.07)	(1.20)	(0.70)	–
Total Distributions	(0.02)	(0.04)	(0.08)	(0.14)	(1.29)	(0.75)	(0.01)
Net Asset Value, End of Period	$13.68	$13.45	$11.32	$8.44	$12.90	$13.84	$13.85

Total Return(3)	1.87%	19.23%	35.18%	(33.75)%	2.22%	5.43%	12.01%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.17%(4)	1.19%	1.24%(4)	1.25%	1.26%	1.24%	1.28%
Net Investment Income	0.29%(4)	0.35%	0.88%(4)	0.64%	0.49%	0.50%	0.08%
Expense Waiver/Reimbursement(5)	–	–	0.00(4)(6)	0.01%	0.01%	0.01%	0.01%
Net Assets Value End of Period (000 omitted)	$284,344	$275,893	$230,006	$173,142	$258,407	$269,943	$269,575
Portfolio Turnover Rate	48%	87%	58%	91%	112%	83%	76%

(1)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(2)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.
(6)	Less than 0.005%.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	31

Financial Highlights
WesMark Balanced Fund	June 30, 2011 (Unaudited)

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(1)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(2)	For the Year Ended January 31, 2006
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.23	$9.31	$7.58	$10.08	$9.97	$9.47	$8.87
Income (Loss) from Investment Operations:
Net Investment Income	0.10	0.15	0.14	0.16	0.16	0.14	0.11
Net Realized and Unrealized Gain (Loss) on investments	0.22	0.95	1.72	(2.22)	0.26	0.50	0.60
Total from Investment Operations	0.32	1.10	1.86	(2.06)	0.42	0.64	0.71

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.09)	(0.18)	(0.13)	(0.16)	(0.16)	(0.14)	(0.11)
From Net Realized Gain on Investments	–	–	–	(0.28)	(0.15)	–	–
Total Distributions	(0.09)	(0.18)	(0.13)	(0.44)	(0.31)	(0.14)	(0.11)
Net Asset Value, End of Period	$10.46	$10.23	$9.31	$7.58	$10.08	$9.97	$9.47

Total Return(3)	3.09%	11.90%	24.81%	(21.23)%	4.19%	6.85%	8.11%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.30%(4)	1.32%	1.43%(4)	1.44%	1.41%	1.40%	1.45%
Net Investment Income	1.78%(4)	1.54%	1.82%(4)	1.74%	1.54%	1.51%	1.28%
Expense Waiver/Reimbursement(5)	–	–	0.01%(4)	0.10%	0.02%	0.03%	0.03%
Net Assets Value End of Period (000 omitted)	$64,798	$59,780	$51,434	$42,318	$55,969	$55,373	$53,524
Portfolio Turnover Rate	20%	59%	35%	52%	85%	63%	76%

(1)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(2)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

32	WesMark Funds	www.wesmarkfunds.com

Financial Highlights
June 30, 2011 (Unaudited)	WesMark Government Bond Fund

	For the Six Months Ended June 30, 2011(Unaudited)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(1)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(2)	For the Year Ended January 31, 2006
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.09	$10.09	$10.01	$9.97	$9.67	$9.70	$9.95
Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.26	0.32	0.41	0.42	0.40	0.33
Net Realized and Unrealized Gain (Loss) on investments	0.04	0.04	0.09	0.05	0.30	(0.03)	(0.24)
Total from Investment Operations	0.16	0.30	0.41	0.46	0.72	0.37	0.09

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.12)	(0.26)	(0.33)	(0.42)	(0.42)	(0.40)	(0.33)
From Net Realized Gain on Investments	–	(0.04)	–	–	–	–	(0.01)
Total Distributions	(0.12)	(0.30)	(0.33)	(0.42)	(0.42)	(0.40)	(0.34)
Net Asset Value, End of Period	$10.13	$10.09	$10.09	$10.01	$9.97	$9.67	$9.70

Total Return(3)	1.57%	2.96%	4.13%	4.70%	7.68%	3.91%	0.98%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.01%(4)	1.02%	1.07%(4)	1.11%	1.10%	1.10%	1.11%
Net Investment Income	2.33%(4)	2.57%	3.46%(4)	4.19%	4.34%	4.17%	3.40%
Expense Waiver/Reimbursement(5)	–	–	0.00(4)(6)	0.01%	0.01%	0.01%	0.01%
Net Assets Value End of Period (000 omitted)	$256,745	$255,299	$238,343	$204,748	$200,422	$192,918	$192,435
Portfolio Turnover Rate	41%	60%	42%	24%	35%	70%	99%

(1)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(2)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.
(6)	Less than 0.005%.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2011	WesMark Funds	33

Financial Highlights
Wesmark West Virginia Municipal Bond fund	June 30, 2011 (Unaudited)

	For the Six Months Ended June 30, 2011(Unaudited)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(1)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(2)	For the Year Ended January 31, 2006
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.15	$10.31	$10.02	$10.39	$10.35	$10.38	$10.57
Income (Loss) from Investment Operations:
Net Investment Income	0.17	0.35	0.32	0.35	0.34	0.34	0.32
Net Realized and Unrealized Gain (Loss) on investments	0.15	(0.15)	0.29	(0.37)	0.04	(0.03)	(0.18)
Total from Investment Operations	0.32	0.20	0.61	(0.02)	0.38	0.31	0.14

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.17)	(0.34)	(0.32)	(0.35)	(0.34)	(0.34)	(0.32)
From Net Realized Gain on Investments	–	(0.02)	–	–	–	–	(0.01)
Total Distributions	(0.17)	(0.36)	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Net Asset Value, End of Period	$10.30	$10.15	$10.31	$10.02	$10.39	$10.35	$10.38

Total Return(3)	3.19%	1.94%	6.13%	(0.12)%	3.78%	3.05%	1.30%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	0.98%(4)	0.97%	1.07%(4)	1.12%	1.14%	1.11%	1.13%
Net Investment Income	3.39%(4)	3.35%	3.41%(4)	3.50%	3.35%	3.32%	3.07%
Expense Waiver/Reimbursement(5)	0.10%(4)	0.10%	0.10%(4)	0.10%	0.10%	0.10%	0.10%
Net Assets Value End of Period (000 omitted)	$90,405	$86,642	$85,600	$77,436	$70,709	$69,954	$72,825
Portfolio Turnover Rate	7%	22%	7%	16%	6%	10%	19%

(1)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(2)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

34	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2011 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

Semi-Annual Report | June 30, 2011	WesMark Funds	35

Notes to Financial Statements
June 30, 2011 (Unaudited)

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

››	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
››

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at fair value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$71,876,069	$–	$–	$71,876,069
Short Term Investments	2,082,665	1,999,923	–	4,082,588
Total	$73,958,734	$1,999,923	$–	$75,958,657

WesMark Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$265,525,065	$–	$–	$265,525,065
Closed-End Funds	1,474,500	–	–	1,474,500
Short Term Investments	9,361,124	9,999,614	–	19,360,738
Total	$276,360,689	$9,999,614	$–	$286,360,303

36	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2011 (Unaudited)

WesMark Balanced Fund
Investments in Securities at Value*	Level 1 -Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,431,123	$–	$–	$34,431,123
Exchange Traded Funds	268,900	–	–	268,900
Preferred Stocks	2,007,245	–	–	2,007,245
Corporate Bonds	–	8,955,809	–	8,955,809
U.S. Government Agency - Collateralized Mortgage Obligations	–	1,707,711	–	1,707,711
U.S. Government Agency - Mortgage Backed Securities	–	3,694,158	–	3,694,158
U.S. Government Agency Securities	–	4,159,069	–	4,159,069
Municipal Bonds	–	5,194,114	–	5,194,114
Short Term Investments	3,908,331	–	–	3,908,331
Total	$40,615,599	$23,710,861	$–	$64,326,460

WesMark Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,244,264	$–	$1,244,264
U.S. Government Agency - Collateralized Mortgage Obligations	–	61,388,899	–	61,388,899
U.S. Government Agency - Mortgage Backed Securities	–	92,896,201	–	92,896,201
U.S. Government Agency Securities	–	53,764,543	–	53,764,543
Municipal Bonds	–	44,400,832	–	44,400,832
Short Term Investments	3,269,545	–	–	3,269,545
Total	$3,269,545	$253,694,739	$–	$256,964,284

WesMark West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$88,559,637	$–	$88,559,637
Short Term Investments	1,052,093	–	–	1,052,093
Total	$1,052,093	$88,559,637	$–	$89,611,730

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no significant transfers into and out of Level 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Semi-Annual Report | June 30, 2011	WesMark Funds	37

Notes to Financial Statements
June 30, 2011 (Unaudited)

Recent Accounting Pronouncement – In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the F financial statements.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed- income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of, and during the year ended, December 31, 2010, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2010, tax years ended January 31, 2008 through 2009, the period ended December 31, 2009, and the year ended December 31, 2010, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

38	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2011 (Unaudited)

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010
WesMark Small Company Growth Fund
Shares sold	312,476	892,317
Shares issued to shareholders in payment of distributions declared	–	20,263
Shares redeemed	(318,275)	(553,320)
Net increase/(decrease) resulting from share transactions	(5,799)	359,260
Common shares outstanding, end of period	6,533,458	6,539,257

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010
WesMark Growth Fund
Shares sold	1,185,848	2,401,463
Shares issued to shareholders in payment of distributions declared	12,028	28,517
Shares redeemed	(917,286)	(2,245,812)
Net increase resulting from share transactions	280,590	184,168
Common shares outstanding, end of period	20,785,817	20,505,227

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010
WesMark Balanced Fund
Shares sold	693,618	853,696
Shares issued to shareholders in payment of distributions declared	8,391	17,648
Shares redeemed	(351,481)	(553,832)
Net increase resulting from share transactions	350,528	317,512
Common shares outstanding, end of period	6,195,038	5,844,510

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010
WesMark Government Bond Fund
Shares sold	1,784,185	4,614,410
Shares issued to shareholders in payment of distributions declared	62,823	152,455
Shares redeemed	(1,791,302)	(3,093,655)
Net increase resulting from share transactions	55,706	1,673,210
Common shares outstanding, end of period	25,356,714	25,301,008

Semi-Annual Report | June 30, 2011	WesMark Funds	39

Notes to Financial Statements
June 30, 2011 (Unaudited)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010
WesMark West Virginia Municipal Bond Fund
Shares sold	696,360	1,210,016
Shares issued to shareholders in payment of distributions declared	19,908	38,568
Shares redeemed	(476,643)	(1,016,564)
Net increase resulting from share transactions	239,625	232,020
Common shares outstanding, end of period	8,776,021	8,536,396

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to partnership adjustments and net operating loss. For the period ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

		Increase/(Decrease)
Fund Name	Paid in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Small Company Growth Fund	$(287,689)	$217,276	$70,413
Growth Fund	$(5,783)	$(141,093)	$146,876
Balanced Fund	$(1,060)	$127,814	$(126,754)
Government Bond Fund	$(133,914)	$(41,362)	$175,276
West Virginia Municipal Bond Fund	$—	$(60,027)	$60,027

Included in the amounts reclassified for Small Company Growth Fund was a net operating loss offset to paid in capital of $289,076.

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

For federal income tax purposes, the following amounts apply as of June 30, 2011:

Fund Name	Cost of Investments	Gross unrealized appreciation (excess of value over tax cost)	Gross unrealized depreciation (excess of tax cost over value)	Net unrealized appreciation/ (depreciation)
Small Company Growth Fund	$63,161,805	$14,083,561	$(1,286,709)	$12,796,852
Growth Fund	$251,715,874	$38,225,076	$(3,580,647)	$34,644,429
Balanced Fund	$56,178,700	$8,491,534	$(343,774)	$8,147,760
Government Bond Fund	$250,917,516	$6,681,328	$(634,560)	$6,046,768
West Virginia Municipal Bond Fund	$88,166,521	$2,250,181	$(804,972)	$1,445,209

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/ premium amortization on debt securities.

40	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2011 (Unaudited)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended December 31, 2010 and December 31, 2009 was as follows:

	For Period Ended December 31, 2010
Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Small Company Growth Fund	$—	$—	$784,170	$784,170
Growth Fund	$—	$852,377	$—	$852,377
Balanced Fund	$—	$999,851	$—	$999,851
Government Bond Fund	$—	$6,606,680	$647,153	$7,253,833
West Virginia Municipal Bond Fund	$2,847,713	$18,355	$177,612	$3,043,680

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

	For Period Ended December 31, 2009
Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Small Company Growth Fund	$—	$97,024	$—	$97,024
Growth Fund	$—	$1,636,235	$—	$1,636,235
Balanced Fund	$—	$753,558	$—	$753,558
Government Bond Fund	$—	$6,976,816	$—	$6,976,816
West Virginia Municipal Bond Fund	$2,465,806	$5,781	$—	$2,471,587

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Other Temporary Adjustments	Accumulated Capital Gains/(Losses)
Small Company Growth Fund	$—	$—	$14,222,710	$—	$2,649,152
Growth Fund	$—	$21,379	$45,470,969	$—	$(16,384,394)
Balanced Fund	$—	$7,180	$8,224,787	$(1,495)	$(2,763,795)
Government Bond Fund	$—	$—	$5,089,842	$(13,300)	$—
West Virginia Municipal Bond Fund	$—	$—	$156,043	$—	$23,337

At December 31, 2010, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2017	Total
Growth Fund	$16,384,394	$16,384,394
Balanced Fund	$2,763,795	$2,763,795

Semi-Annual Report | June 30, 2011	WesMark Funds	41

Notes to Financial Statements
June 30, 2011 (Unaudited)

The Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund and the West Virginia Municipal Bond Fund used capital loss carryforwards of $4,343,630, $17,809,637, $1,373,804, $1,514,389, and $69,322, respectively, to offset taxable capital gains realized during the year ended December 31, 2010.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

As of December 31, 2010, for federal income tax purposes, the Government Bond Fund elected to defer post-October losses of $13,300 to December 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

For the period ended June 30, 2011, the Adviser waived the following fees. This waiver may only be terminated by agreement of the Board of Trustees.

Fund Name	Adviser Fee Waiver
West Virginia Municipal Bond Fund	$ 43,807

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of 0.07% the daily average aggregate net assets of the Trust for the period, subject to a $650,000 annual minimum (on the Trust level).

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007 and the Funds’ Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of its fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Effective August 1, 2009, the voluntary fee waiver for the Small Company Growth Fund, which was set at an annual rate of 0.10% of average daily net assets of the Fund, was discontinued. For the six months ended June 30, 2011, WesBanco did not waive any of these fees.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2011, were as follows:

Fund Name	Purchases	Sales
WesMark Small Company Growth Fund	$31,547,543	$29,823,193
WesMark Growth Fund	134,603,471	128,375,679
WesMark Balanced Fund	12,190,917	11,522,734

42	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2011 (Unaudited)

Fund Name	Purchases	Sales
WesMark Government Bond Fund	$74,817,531	$50,539,490
WesMark West Virginia Municipal Bond Fund	8,300,708	6,008,771

Purchases and Sales of U.S. government securities, other than short-term securities, for the six months ended June 30, 2011, were as follows:

Fund Name	Purchases	Sales
WesMark Balanced Fund	$1,000,000	$–
WesMark Government Bond Fund	30,432,951	52,048,755

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2011, 71% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. SUBSEQUENT EVENTS

On July 19, 2011, ALPS Holdings, Inc. (“ALPS”) and its various subsidiaries (including ALPS Fund Services, Inc. and ALPS Distributors, Inc.), entered into a merger agreement (“Transaction Agreement”) providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). If the transaction contemplated by the Transaction Agreement (the “Transaction”) is completed, ALPS will become a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction is subject to a number of conditions, including without limitation obtaining regulatory approval and the consent to the Transaction by a certain percentage of ALPS’ clients representing a specified percentage of the annualized revenue of ALPS and its subsidiaries. ALPS and DST currently expect to complete the Transaction in the fourth quarter of 2011.

Management has performed a review for subsequent events. There were no additional reportable events for the Funds, other than information disclosed above, as a result of their review.

9. FEDERAL TAX INFORMATION

For the year ended December 31, 2010, 99.36% of the distributions from net investment income for West Virginia Municipal Bond Fund is exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2010, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%

Balanced Fund	59.59%

For the fiscal year ended December 31, 2010, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%

Balanced Fund	64.12%

Semi-Annual Report | June 30, 2011	WesMark Funds	43

Shareholder Expense Example
June 30, 2011 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$1,000.00	$1,073.90	$6.68	1.30%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.35	$6.51	1.30%
WesMark Growth Fund
Actual Fund Return	$1,000.00	$1,018.70	$5.86	1.17%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.99	$5.86	1.17%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$1,030.90	$6.55	1.30%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.35	$6.51	1.30%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$1,015.70	$5.05	1.01%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$1,031.90	$4.94	0.98%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Portfolio’s most recent fiscal half year expenses.

44	WesMark Funds	www.wesmarkfunds.com

Board Review of Advisory Contract
June 30, 2011 (Unaudited)

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and in this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. Because the Funds are the only advisory clients of the Adviser, the Board did not consider fees charged to other institutional accounts to be a relevant consideration in evaluating the advisory fees charged by the Adviser to the Funds.

For the one year and three year periods ended March 31, 2011, the performance of the WesMark Small Company Growth Fund, WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund and were above the median of the relevant peer groups. The WesMark Balanced Fund’s performance for the one year period ended March 31, 2011 was below the median of the relevant peer

Semi-Annual Report | June 30, 2011	WesMark Funds	45

Board Review of Advisory Contract
June 30, 2011 (Unaudited)

group but its performance was above the median for the peer group for the three year period ended March 31, 2011. The WesMark Government Fund’s performance for the one and three year periods ended March 31, 2011 was below the median of a relevant peer group. The Board discussed fund management’s commentary for the Government Fund’s underperformance, noted its improved performance in the first quarter of 2011, and was satisfied with the Adviser’s efforts being undertaken with respect to the fund. The Board also discussed the continued positive performance of both the WesMark Growth Fund, WesMark West Virginia Municipal Bond Fund and the WesMark Small Company Fund. Overall the Board concluded that it was very satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts. Such fees included fees for serving as the Funds’ custodian and fees related to the provision of shareholder services. The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of Wesbanco on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

For the period ended December 31, 2010, the investment advisory fee after waivers and expense reimbursements for the WesMark West Virginia Municipal Bond Fund, the WesMark Government Bond Fund, and the WesMark Balanced Fund was above the median for the relevant peer group. For the period ended December 31, 2010, the investment advisory fee for the WesMark Small Company Growth Fund and the WesMark Growth Fund was approximately the same as the median for the relevant peer groups. The Board reviewed the fees and other expenses of the Funds with the Advisor and was satisfied that the overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds. The Board also considered the Adviser’s agreement to contractually waive a portion of its investment advisory fee for the WesMark West Virginia Municipal Bond Fund during its current fiscal year. The Board concluded that the nature, quality and scope of services provided the funds by the Adviser and its affiliates were satisfactory.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to its peers and had not experienced any rapid increase in assets. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that WesBanco’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

46	WesMark Funds	www.wesmarkfunds.com

Additional Information
June 30, 2011 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

CHANGE IN INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

On February 15, 2011, the Audit Committee of the Board of Trustees of the WesMark Funds (the “Trust”) appointed Cohen Fund Audit Services, Ltd. as the Trust’s independent registered public accounting firm for fiscal year ending December 31, 2011. The Trust’s previous independent registered accounting firm was Tait, Weller & Baker LLP (“Tait Weller”). The previous reports issued by Tait Weller on the Trust’s financial statements for the fiscal year ended January 31, 2009, fiscal period ended December 31, 2009 and fiscal year ended December 31, 2010 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During each fiscal period end referred to above and the interim period January 1, 2011 through March 10, 2011 (i) there were no disagreements with Tait Weller on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait Weller, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust’s financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trust has appointed Cohen Fund Audit Services, Ltd. as the independent registered public accounting firm to audit the Trust’s financial statements for the fiscal year ending December 31, 2011. During the Trust’s fiscal year ended January 31, 2009, fiscal period ended December 31, 2009, fiscal year ended December 31, 2010 and the interim period commencing January 1, 2011 and ending March 10, 2011, neither the Trust nor anyone on its behalf has consulted Cohen Fund Audit Services, Ltd. on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Semi-Annual Report | June 30, 2011	WesMark Funds	47

Glossary of Terms
June 30, 2011 (Unaudited)

Basis points – A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Duration – A measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long- Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa

Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.

	A	A

Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.

	BBB	Baa

Judged to have speculative elements, but has less near-term vulnerability to default than other speculative issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

	BB	Ba

Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.

	B	B

Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

48	WesMark Funds	www.wesmarkfunds.com

Save Paper	Lower Fund expenses	Enroll in eDelivery

Call 1-800-864-1013 for more information

Small Company Growth Fund » Cusip 951025501

Growth Fund » Cusip 951025204

Balanced Fund » Cusip 951025303

Government Bond Fund » Cusip 951025402

West Virginia Municipal Bond Fund » Cusip 951025105

WesBanco Investment Department, Investment Advise
A Division of WesBanco Bank, Inc.	ALPS Distributors, Inc., Distributor
WMK000233 11/31/11

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to this semi-annual report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt President and Chief Executive Officer (Principal Executive Officer)

Date	September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt President and Chief Executive Officer (Principal Executive Officer)

Date	September 1, 2011

By	/s/ David B. Ellwood
David B. Ellwood Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 1, 2011